SCHEDULE OF INCOME TAXES OR INCOME TAX FILING REQUIREMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Income tax expense	$ 1	$ (125)	$ 281
CAYMAN ISLANDS
Loss before income taxes	$ (1,771)
Statutory income tax rate	0.00%	0.00%	0.00%
Income tax expense at statutory rate
Income tax expense